5. OIL AND GAS PROPERTY INTERESTS (Tables)	12 Months Ended
Dec. 31, 2012
OIL AND GAS PROPERTY INTERESTS
	2012 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,742,821	$41,663	2,784,484
Geological and geophysical	332,277	14,714	346,991
Project management	939,085	–	939,085
Drilling	3,727,034	–	3,727,034
Assaying and analysis	100,034	–	100,034
Asset retirement obligations	121,145	–	121,145
Camp and field supplies	44,205	–	44,205
Travel and accommodation	132,906	–	3,727,034
Total expenditures	$8,139,508	56,378	8,195,885

	2011 (Cumulative)
	Peace River	Drowned	Total
Property acquisition and lease payments	$2,626,608	$40,732	$2,667,340
Geological and geophysical	312,177	14,385	326,526
Project management	918,096	–	918,096
Drilling	3,643,735	–	3,643,735
Assaying and analysis	67,564	–	67,564
Asset retirement obligations	105,253	–	105,253
Camp and field supplies	43,217	–	43,217
Travel and accommodation	129,936	–	129,936
Total expenditures	$7,846,586	$55,117	$7,901,703

PeaceRiverProperty [Member]
Future Minimum annual lease payments

The specific transactions entered into by the Company are as noted below.

Date	Number of Leases	Land Area (Hectares)	Annual Lease Payments
June 15, 2006	3	4,864	CDN $17,024 / USD $17,077
October 19, 2006	4	3,584	CDN $12,544 / USD $12,583
November 2, 2006	4	5,632	CDN $19,712 / USD $19,773
January 11, 2007	4	4,608	CDN $16,128 / USD $16,178
January 24, 2007	2	2,304	CDN $8,064 / USD $8,089
	17	20,992	CDN $73,472 / USD $73,700

DrownedProperty [Member]
Future Minimum annual lease payments

The following table sets forth the Company’s future minimum lease payments on its oil and gas properties.

	Total	Less than 1 year	1-3 years	4-5 years	More than five years
Peace River and Drowned properties	$617,640	$75,497	$149,197	$147,400	$245,366